Document And Entity Information	Aug. 23, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Aug. 23, 2023
Entity Registrant Name	Pyxis Oncology, Inc.
Entity Central Index Key	0001782223
Entity Emerging Growth Company	true
Securities Act File Number	001-40881
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	83-1160910
Entity Address, Address Line One	321 Harrison Avenue
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02118
City Area Code	617-
Local Phone Number	221-9059
Entity Information, Former Legal or Registered Name
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	true
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	PYXS
Security Exchange Name	NASDAQ
Amendment Description	This Current Report on Form 8-K/A (the "Amendment") amends the Current Report on Form 8-K (the "Original 8-K") filed by Pyxis Oncology, Inc. (the "Company") with the Securities and Exchange Commission (the "SEC") on August 23, 2023 reporting that the Company completed its acquisition of Apexigen, Inc. ("Apexigen") on August 23, 2023. The Company is filing this Amendment solely to amend and supplement the Original 8-K to provide certain financial information required by Item 9.01 of Form 8-K, which the Company is permitted to file by amendment no later than 71 days after the due date of the Original 8-K. Except as set forth herein, no other amendments to the Original 8-K are being made by this Amendment.